Goodwill and intangible assets - Goodwill by Business Segment (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Segment reporting_unit	Dec. 31, 2015 USD ($)
Goodwill [Roll Forward]
Beginning balance	$ 17,618	$ 17,869
Acquisitions/dispositions	27	(12)
Foreign currency translation	(329)	(236)
Other	0	(3)
Ending balance	$ 17,316	17,618
Number of business segments | Segment	3
Number of reportable units | reporting_unit	8
Investment Management
Goodwill [Roll Forward]
Beginning balance	$ 9,207	9,328
Acquisitions/dispositions	29	10
Foreign currency translation	(238)	(128)
Other	2	(3)
Ending balance	$ 9,000	9,207
Number of reportable units	2
Investment Services
Goodwill [Roll Forward]
Beginning balance	$ 8,366	8,471
Acquisitions/dispositions	(2)	0
Foreign currency translation	(91)	(105)
Other	(4)	0
Ending balance	$ 8,269	8,366
Number of reportable units	5
Other
Goodwill [Roll Forward]
Beginning balance	$ 45	70
Acquisitions/dispositions	0	(22)
Foreign currency translation	0	(3)
Other	2	0
Ending balance	$ 47	$ 45
Number of reportable units	1